Financial Assets and Liabilities - Investments by remaining contractual maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total investments	$ 510,638
Debt Investments
Disclosure of financial assets [line items]
Total investments	448,706	$ 326,794
Debt Investments | Due in one year or less
Disclosure of financial assets [line items]
Total investments	442,964	277,087
Debt Investments | Due after one year
Disclosure of financial assets [line items]
Total investments	$ 5,742	$ 49,707